Stock Incentive and Employee Benefit Plans - Schedule of Stock Options Outstanding Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Options Outstanding, Beginning Balance	33,124
Options Outstanding, Granted	4,515
Options Outstanding, Exercised	(154)
Options Outstanding, Forfeited/Cancelled	(1,500)
Options Outstanding, Ending Balance	35,985	33,124
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	35,985
Options Outstanding, Exercisable	25,452
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 4.38
Weighted Average Exercise Price, Granted	0.95
Weighted Average Exercise Price, Exercised	1.48
Weighted Average Exercise Price, Forfeited/Cancelled	4.59
Weighted Average Exercise Price, Outstanding, Ending Balance	3.95	$ 4.38
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	3.95
Weighted Average Exercise Price, Exercisable	$ 3.23
Outstanding, Weighted-average Remaining Contractual Life, (in Years)	6 years 4 months 24 days	7 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 4 months 24 days
Exercisable, Weighted-average Remaining Contractual Life, (in Years)	5 years 6 months
Aggregate Intrinsic Value, Outstanding	$ 0	$ 7,459
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	0
Aggregate Intrinsic Value, Exercisable	$ 0